Document And Entity Information	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Gaia Inc. is filing an amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on May 5, 2021 (the “Original Filing”) solely for the purpose of replacing Exhibit 99.1 of the Original Filing with Exhibit 99.1 attached to this Amendment. During the Edgarization process the wrong Exhibit 99.1 was inadvertently filed. This Amendment contains only the Cover Page to this Form 8-K/A, this Explanatory Note, Item 9.01, the Signature Page and the replacement Exhibit 99.1. This Amendment speaks as of the original filing date of the Original Filing and does not modify or update in any way disclosures made in the Original Filing other than to replace Exhibit 99.1.
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	GAIA, INC.
Entity Central Index Key	0001089872
Entity File Number	000-27517
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1113527
Entity Address, Address Line One	833 West South Boulder Road
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027-2452
City Area Code	303
Local Phone Number	222-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GAIA
Security Exchange Name	NASDAQ